Loans Payable - Summary Of Detailed Information About Loans Payable (Detail) - Li Cycle Holdings Corp [member] $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Disclosure Of Loans Payable [Line Items]
Loans Payable	$ 2,247,878		$ 87,381
Proceeds from loans payable	10,091,220	$ 7	2,153,110	$ 86,572
Repayment of loans payable	(12,544,339)		(12,881)	0
Foreign exchange gain or loss	244,989		20,268
Loans Payable	39,748		2,247,878	87,381
BDC Loan [Member]
Disclosure Of Loans Payable [Line Items]
Loans Payable	2,174,540		0
Proceeds from loans payable	3,091,220		2,153,110
Repayment of loans payable	(5,507,298)		0
Foreign exchange gain or loss	241,538		21,430
Loans Payable	0		2,174,540	0
Other Loans [Member]
Disclosure Of Loans Payable [Line Items]
Loans Payable	73,338		87,381
Proceeds from loans payable	7,000,000		0
Repayment of loans payable	(7,037,041)		(12,881)
Foreign exchange gain or loss	3,451		(1,162)
Loans Payable	$ 39,748		$ 73,338	$ 87,381